TRANSACTIONS WITH RELATED PARTIES (Details)	12 Months Ended
	Apr. 30, 2015 USD ($) Loan	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($) ft²
BANKING SERVICES [Abstract]
Maximum borrowing capacity	$ 90,000,000
Compensating balance	14,300,000
Interest and fees paid amount		$ 1,000,000	$ 975,000
Construction Loan Payable [Member]
BANKING SERVICES [Abstract]
Loans Closed or Committed	136,200,000	63,100,000
Multi bank Line of Credit [Member]
BANKING SERVICES [Abstract]
Maximum borrowing capacity	$ 90,000,000
Mortgage Loans on Real Estate [Member]
BANKING SERVICES [Abstract]
Interest rate (in hundredths)	5.93%
First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Bank service and other fees charged	$ 500	500	500
Interest and fees paid amount	$ 2,000,000	1,200,000	$ 1,200,000
LEASE TRANSACTION [Abstract]
Area of building constructed (in square feet) | ft²			3,700
Lease term	20 years
Total cost to construct building			$ 1,300,000
Estimated rental payments	$ 2,400,000
Net rental payments received per year	109,000	109,000	11,000
First International Bank & Trust [Member] | Multi bank Line of Credit [Member]
BANKING SERVICES [Abstract]
Maximum borrowing capacity	11,000,000
Interest paid	245,000	125,000	196,000
Bank services charges and fee	40,000	$ 40,000	$ 40,000
Compensating balance	6,000,000
Non interest bearing account	1,500,000
Interest bearing account	$ 4,500,000
Percentage interest on deposited amount (in hundredths)	0.20%
Williston Garden [Member] | First International Bank & Trust [Member] | Mortgage Loans on Real Estate [Member]
BANKING SERVICES [Abstract]
Number of mortgage loans outstanding | Loan	1
Original principal balance	$ 13,700,000
Interest rate (in hundredths)	5.50%
Interest paid	$ 325,000
Robert W Baird and Co Incorporated [Member]
Sales Agreement [Abstract]
Aggregate offering price	$ 75,000,000
Compensation of gross sales price (in hundredths)	2.00%
Renaissance Heights I - Williston ND [Member] | First International Bank & Trust [Member] | Construction Loan Payable [Member]
BANKING SERVICES [Abstract]
Interest rate (in hundredths)	5.00%
Loans Closed or Committed	$ 43,700,000
Balance drawn on construction loan	37,700,000
Interest paid	$ 1,400,000